Document and Entity Information - USD ($)	6 Months Ended
	Sep. 30, 2018	Oct. 29, 2018	Jun. 21, 2018	Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	Sonoma Pharmaceuticals, Inc.
Entity Central Index Key	0001367083
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		6,592,633	6,421,239
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Entity public float				$ 22,029,606
Entity Small Business	true
Entity Emerging Growth	false